NATURE AND CONTINUENCE OF OPERATIONS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
NATURE AND CONTINUENCE OF OPERATIONS

1.	NATURE AND CONTINUENCE OF OPERATIONS

a)        Organization

PEPTIDE TECHNOLOGIES, INC. (the “Company”) was incorporated in the State of Nevada, United States of America, on November 18, 2005. On July 29, 2010, the Company’s name was changed from Online Originals, Inc. to CREEnergy Corporation. Effective October 12, 2011, the Company’s name was changed from CREEnergy Corporation to Peptide Technologies, Inc. The Company’s year-end is November 30.

b)        Nature of Operations and Change in Business

Since the date of inception on November 18, 2005, the Company’s business plan was to develop a membership-based website art gallery/auction house specifically focused on displaying and selling original artwork. The Company changed its status from a development stage company to an operating company on November 30, 2009. Management realized that the results of operations from the sale of artwork lacks luster and decided to change the Company’s business focus and plan for other strategic opportunities and discontinued the sale of artwork with effect from June 25, 2010. Effective June 26, 2010, the Company became a development stage company focusing on a new business.

On August 23, 2011, the Company entered into an Asset Purchase Agreement in which the Company, in exchange for 75,000,000 shares of the Company’s restricted common stock, will receive all rights and title to proprietary technologies and formulas involving the application of specialty Peptide. The Company has changed its business focus to the manufacturing and distribution of natural peptide solutions to combat the economic burden caused by the zebra and quagga mussels to the hydropower electricity industry,

c)        Basis of Presentation and Going Concern

The accompanying interim financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates the continuation of the Company as a going concern. However, the Company has negative working capital at August 31, 2012 and has total losses to date of approximately $1,004,058. The Company requires additional funding to meet its ongoing obligations and anticipated ongoing operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its business by way of private placements and advances from shareholders as may be required.